Certain risks and concentration	12 Months Ended
Dec. 31, 2012
Certain risks and concentration
3.	Certain risks and concentration

(a)	PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

In order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with Guangzhou Huaduo and Beijing Tuda, the Group’s two VIEs. As of December 31, 2012, Mr. David Xueling Li, CEO, Mr. Jun Lei, Chairman of the Company, Mr. Tony Bin Zhao, Chief Technology Officer, Mr. Jin Cao, General Manager of the Website Department, and Beijing Tuda own approximately 1.7%, 1.5%, 0.1%, 0.1% and 96.6% of Guangzhou Huaduo’s equity interests, respectively. As of December 31, 2012, Mr. David Xueling Li, CEO, Mr. Tony Bin Zhao, Chief Technology Officer, and Mr. Jin Cao, General Manager of Website Department, own 97.7%, 1.5% and 0.8% of Beijing Tuda’s equity interests, respectively.

The VIEs hold the licenses and permits necessary to conduct its internet value-added services and online advertising business in the PRC. If the Company had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIEs and its’ shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai will provide services including technology support, technology services, business support and consulting services to Beijing Tuda and Guangzhou Huaduo in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Beijing Tuda and Guangzhou Huaduo’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai incurs for providing such services. Beijing Huanju Shidai may charge up to 100% of the income in Beijing Tuda and Guangzhou Huaduo and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai from time to time. The service fees payable by Beijing Tuda and Guangzhou Huaduo to Beijing Huanju Shidai are determined to be up to 100% of the profits of the Beijing Tuda and Guangzhou Huaduo, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai. As of December 31, 2011 and 2012, Beijing Huanju Shidai determined that zero service fees were incurred and retained by Beijing Tuda and Guangzhou Huaduo, respectively, because both VIEs had accumulated losses since inception. Therefore, no fees were recorded in any intercompany payable accounts. No service fee was paid prior to December 31, 2012. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIEs. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, the PRC government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Company to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Huanju Shidai, and the VIEs.

The following consolidated financial information of the Group’s VIEs excluding the inter company items with the Group’s subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2011	2012
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	99,815	204,606
Short-term deposits	—	90,000
Accounts receivable, net	7,640	41,824
Amount due from a related party	2,000	1,073
Prepayments and other current assets	6,669	14,897
Deferred tax assets	7,750	25,666

Total current assets	123,874	378,066

Non-current assets
Deferred tax assets	329	92
Investments	5,244	2,950
Property and equipment, net	51,095	88,709
Intangible assets, net	796	3,218

Total non-current assets	57,464	94,969

Total assets	181,338	473,035

Liabilities

Current liabilities
Accounts payable	14,196	27,124
Deferred revenue	40,357	158,323
Advances from users	2,453	7,271
Income taxes payable	8,374	32,885
Accrued liabilities and other current liabilities	30,327	81,223
Amounts due to related parties	870	2,604

Total current liabilities	96,577	309,430

Non-current liabilities
Deferred revenue	448	4,525

Total liabilities	97,025	313,955

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	89,434	232,376	702,929
Net (loss) income	(146,134)	(79,334)	80,071

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	11,886	57,313	322,378
Net cash used in investing activities	(24,763)	(46,475)	(152,197)
Net cash provided/ (used in)by financing activities	—	—	—

	(12,877)	10,838	170,182

(b)	Foreign exchange risk

The revenues and expenses of the Group’s subsidiaries and VIEs in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(c)	Concentration of risks

(i)	Concentration of online game revenue

Online game revenues account for 67%, 52% and 41% of total revenues for the years ended December 31, 2010, 2011 and 2012. The Group depends on the success of a limited number of online games to generate revenue. The top 5 games account for 87%, 66% and 53% of the total online game revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the games that account for more than 10% of the Group’s online game revenues:

	For the year ended December 31,
	2010	2011	2012

Online game
A1	63%	47%	16%
A2	11%	*	*
A3	*	10%	*
A4	*	*	13%

(ii)	Concentration of online advertising revenue

Online advertising revenues account for 32%, 27% and 14% of total revenues for the years ended December 31, 2010, 2011 and 2012. The Group depends on a limited number of customers for online advertising revenues. The top 10 customers accounted for 94%, 98% and 97% of the total online advertising revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of the Group’s online advertising revenues from customers with over 10% of total online advertising revenues:

	For the year ended December 31,
	2010	2011	2012

Customer

B1	28%	36%	49%
B2	10%	22%	16%
B3	*	*	13%
B4	13%	12%	*
B5	16%	12%	*

The Group collects accounts receivable for IVAS revenue from collection agencies and accounts receivable for online advertising revenue from customers. The Group depends on payments from a limited number of the collection agencies and customers. The top 10 accounts receivable accounted for 92%, 96% and 92% of the total accounts receivable as of December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of accounts receivable from collection agencies and customers with over 10% of total accounts receivable:

	December 31,
	2010	2011	2012

Collection agencies and customers
B1	24%	31%	34%
B2	*	*	16%
B3	12%	*	*
B4	12%	12%	*
B5	19%	12%	*

*	Less than 10%

(d)	Credit risk

As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and short-term deposits were held by three and four PRC and international financial institution. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks that carry at least ‘A’ credit ratings from one or more credit rating agencies. The Group has not experienced any losses on its deposits of cash and cash equivalents and term deposit of the years ended December 31, 2010, 2011 and 2012 and believes its credit risk to be minimal.